Voya Target Retirement 2060 Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			13.58%	8.61%	10.00%
Performance Inception Date		Dec. 21, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.83%	6.24%	8.13%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.20%	6.18%	7.60%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class A | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		19.94%	10.26%	10.98%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			20.82%	10.28%	10.99%
Performance Inception Date		Dec. 21, 2015
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class I | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		19.94%	10.26%	10.98%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			20.26%	9.63%	10.37%
Performance Inception Date		Jun. 01, 2018
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class R | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		19.94%	10.26%	10.98%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			20.91%	10.32%	11.03%
Performance Inception Date		Dec. 21, 2015
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class R6 | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		19.94%	10.26%	10.98%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.